Goodwill and Intangible Assets (Schedule of Intangible Assets by Major Asset Class) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Finite and Indefinite Lived Intangible Assets [Line Items]
Weighted Average Life (in years)	11 years 2 months 9 days
Gross Carrying Amount	$ 1,444,418	$ 1,411,772
Accumulated Amortization	(726,273)	(630,136)
Goodwill	1,887,963	1,855,691	1,759,898
Indefinite lived intangible assets, including goodwill	1,896,732	1,864,460
In process research and development
Finite and Indefinite Lived Intangible Assets [Line Items]
In-process research and development	8,769	8,769
Patent and license rights
Finite and Indefinite Lived Intangible Assets [Line Items]
Weighted Average Life (in years)	12 years 2 months 12 days
Gross Carrying Amount	312,224	326,614
Accumulated Amortization	(185,132)	(168,637)
Developed technology
Finite and Indefinite Lived Intangible Assets [Line Items]
Weighted Average Life (in years)	10 years 7 months 27 days
Gross Carrying Amount	708,509	692,727
Accumulated Amortization	(361,825)	(310,842)
Customer base, trademarks, and non-compete agreements
Finite and Indefinite Lived Intangible Assets [Line Items]
Weighted Average Life (in years)	10 years 6 months 28 days
Gross Carrying Amount	423,685	392,431
Accumulated Amortization	$ (179,316)	$ (150,657)